BORROWING, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2023
BORROWING, FINANCING AND DEBENTURES
Schedule Of Detailed Information About Borrowing
	Ref.	Consolidated
		2023	2022
Local currency
Financing Agency for Studies and Projects -FINEP		3,546	16,979
Debentures	A	1,962,188	1,913,204
Business notes	B	517,534	519,044
Working capital – Avon operation		1,832	113,664
Working capital -Natura &Co Luxembourg operation	C	-	1,304,425
Notes – Avon	D	129,535	1,421,272
Notes – Lux	E, F	3,497,067	3,130,732
Total in local currency		6,111,702	8,419,320

Foreign currency:
Notes	F	-	5,172,966
Total in foreign currency		-	5,172,966
Grand total		6,111,702	13,592,286

Current		163,844	331,151
Non-current		5,947,858	13,261,135

Debentures
Current		68,189	77,601
Non-current		1,852,699	1,835,603

Schedule Of Additional Information About Borrowings
Ref.	Currency	Maturity	Charges	Effective interest rate	Guarantees
A	Brazilian Real	July 2027 to September 2032	CDI + 1.65%; CDI + 0.8%; IPCA + 6.8% and IPCA + 6.9% with bi-annual payments	CDI+1.65%, CDI+0.8%, CDI+1.34% e CDI+1.60%	Guarantee of Natura &Co Holding S.A.
B	Brazilian Real	September 2025	CDI interest + 1.55% with bi-annual payments	CDI+1.55%	Guarantee of Natura &Co Holding S.A.
C	US Dollar	November 2025	SOFR + 2.47% p.a. with bi-annual payments	SOFR + 2.47% p.a.	Guarantee of Natura &Co Holding S.A. and Natura Cosmeticos S.A.
D	US Dollar	March 2043	Interest of 8.45% of p.a. with bi-annual payments	8.45% p.a.	None
E	US Dollar	April 2029	Interest of 6.00% p.a. with bi-annual payments	6.125% p.a	Guarantee of Natura &Co Holding S.A. and Natura Cosmeticos S.A.
F	US Dollar	May 2028	Interest of 4.125% p.a. with bi-annual payments	4.125%	Guarantee of Natura &Co Holding S.A.

Schedule Of Changes In Balances Of Borrowing
Consolidated
Balance as of December 31, 2021	12,716,832
New borrowing and financing (a)	8,557,507
Repayment (b)	(6,826,628)
Appropriation of financial charges, net of costs of new borrowing and financing	762,703
Financial charges payment	(808,976)
Exchange rate variation	(394,389)
Translation effects (OCI)	(414,763)
Balance as of December 31, 2022	13,592,286
New borrowing and financing (c)	1,494,101
Repayment (d)	(8,057,650)
Gain on Borrowing and financing prepayment	(206,228)
Appropriation of financial charges, net of costs of new borrowing and financing (e)	839,580
Financial charges payment	(842,719)
Exchange rate variation	(322,049)
Translation effects (OCI)	(385,619)
Balance as of December 31, 2023	6,111,702
a)	Funding carried out in the year ended December 31, 2022 basically refers to: (i) use of a revolving credit line in the principal amount of up to US$625.0 million by the subsidiary Natura &Co Luxembourg; (ii) issuance of debt securities by the subsidiary Natura &Co Luxembourg maturing on April 19, 2029 in the total principal amount of US$600 million (approximately R$2,809 million), subject to interest of 6.00% per year, which are guaranteed by Natura &Co Holding and the subsidiary Natura Cosmeticos S.A. (iii) issuance of the 11th series of debentures in the amount of R$826 million maturing in 2025 and issuance of the 12th series of debentures in the amount of R$1,050 million, maturing between 2025 and 2032 by the subsidiary Natura Cosmeticos S.A. (iv) issuance of commercial notes by the subsidiary Natura Cosmeticos in the amount of R$500 million maturing in 2025 and (v) new credit line in the total principal amount of US$250 million by the subsidiary Natura &Co Luxembourg.
b)	The repayments carried out in the year ended December 31, 2022 mainly refer to (i) early redemption of debt securities of the subsidiary Avon; (ii) the early redemption of the 9th and 10th series of debentures issued by the subsidiary Natura Cosmeticos (iii) the early redemption of the credit line in the amount of £70 million from the former indirect subsidiary The Body Shop and (iv) the refinancing of the credit line credit under Resolution No. 4131/62 of the subsidiary Natura Cosmeticos.
c)	The movement that occurred in 2023 is mainly due to the revolving credit line obtained by the subsidiary Natura &Co Luxembourg during the year, which was fully settled during the third quarter with resources from the sale of the former subsidiary Aesop.
d)	The movement in amortizations in 2023 is substantially due to the debt rebalancing process initiated in the third quarter, where the Company carried out and settled (i) an offer to the holders of securities representing Avon's debt to repurchase approximately 90 % of securities issued for R$1,156,743 (comprising R$934,742 of principal, R$193,086 of premium and R$28,915 of accrued interest); and (ii) offer to holders of debt securities of Natura &Co Luxembourg (maturing in 2028 and 2029) to repurchase approximately 55% of the securities issued for R$ 4,142,906 (comprising R$ 4,049,329 of principal, R$5,800 premium and R$87,778 accrued interest). Other amortizations in the period also include the payment of working capital debt amounts at Natura &Co Luxembourg of R$ 2,402,790 (of which R$ 1,283,025 refer to the settlement of the open position in the credit line revolving loan and R$1,119,764 of working capital debt (“Club Loan”), in abovementioned item c).
e)	Amounts are net of funding costs in the total amount of R$ 15,361.

Schedule Of Maturity Analysis For Noncurrent Borrowings
	Consolidated
	2023	2022
2025	101,577	1,763,902
2026	-	11,497,233
2027 onwards	5,846,281	-
Total	5,947,858	13,261,135

Schedule of main features of the debentures
Debentures of the 12th Issue
Title	Contractual fee	Maturity	Total Amount	Number of Debentures
1st series	100% DI + 0.8%	09/14/2027	R$ 255,889	255,889
2nd series	IPCA + 6.8%	09/14/2029	R$ 487,214	487,214
3rd series	IPCA + 6.9%	09/14/2032	R$ 306,897	306,897

Schedule of detailed information about Notes - Avon
Notes - Avon	Main US$	Main R$	Annual percentage interest rate	Maturity
Unguaranteed	21,609	104,613	8.45%	March 15, 2043